Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax [line items]
Reversal of previously recognized differences	$ (5,393)	$ (4,814)
Total deferred income tax recovery from operations	4,552	(1,212)
Income tax expense (recovery)	15,868	(886)
Foreign jurisdictions [member]
Income tax [line items]
Current income tax expense related to CRA Settlement	86	326
CRA [member]
Income tax [line items]
Origination and reversal of temporary differences	841	3,602
Reversal of previously recognized differences	(5,393)	(4,814)
Total deferred income tax recovery from operations	(4,552)	(1,212)
Income tax expense (recovery)	(4,466)	$ (886)
Impact of CRA Settlement [member] | CRA [member]
Income tax [line items]
Current income tax expense related to CRA Settlement	4,020
Reversal of previously recognized differences	3,848
Income tax expense offset by previously unrecognized non-capital losses recognized through Equity	12,466
Income tax expense (recovery)	$ 20,334